Equity (Details) $ / shares in Units, $ in Thousands			3 Months Ended
	Feb. 26, 2021 USD ($) $ / shares	Dec. 11, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) Vote $ / shares shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)
Equity [Abstract]
Share capital			$ 11,080		$ 10,667
Shares outstanding (in shares) | shares		5,069,200	110,797,738
Nominal value per share (in dollars per share) | $ / shares		$ 33	$ 0.10
Voting right per share | Vote			1
Purchse of ordinary shares (in shares) | shares		661,200
Gross proceeds		$ 167,000
Net proceeds		$ 161,000
Liability reclassified to equity			$ 9,000
New shares issued to employees (in shares) | shares			106,016
Treasury shares held (in shares) | shares			0
Increase (decrease) in treasury shares (in shares) | shares			0
Fourth Quarter [Member]
Equity [Abstract]
Dividend declaration date			Feb. 26, 2021
Dividend paid date			Mar. 22, 2021
Dividend declared and paid (in dollars per share) | $ / shares	$ 0.42
Dividends paid	$ 46,500
Algonquin [Member]
Equity [Abstract]
Ownership interest		44.20%	44.20%
Purchse of ordinary shares (in shares) | shares		4,020,860
Gross proceeds		$ 133,000
Dividends paid to non-controlling interests			$ 4,300	$ 4,100